Fees Summary	Oct. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,693,000.00
Previously Paid Amount	0.00
Total Fee Amount	843.29
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 843.29
Narrative - Max Aggregate Offering Price	$ 9,693,000.00
Final Prospectus	true